Schedule 1 - Condensed Financial Statements of The Company (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	1,907,730	1,901,940